Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Sales Contract Provisions

	Warranty	Sales contracts	Sales returns	Other	Total
	$	$	$	$	$
Balance as at March 31, 2017	8.1	3.0	3.4	1.1	15.6
Additional provisions recognized	4.8	—	2.5	0.4	7.7
Reductions resulting from settlement	(3.4)	—	(2.9)	—	(6.3)
Release of provisions	—	—	0.2	—	0.2
Other	(0.2)	—	0.1	—	(0.1)
Balance as at March 31, 2018	9.3	3.0	3.3	1.5	17.1
Additional provisions recognized	9.1	—	5.9	1.3	16.3
Reductions resulting from settlement	(5.4)	—	(4.2)	(0.3)	(9.9)
Other	(0.7)	—	—	—	(0.7)
Balance as at March 31, 2019	12.3	3.0	5.0	2.5	22.8

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	2019	2018
	$	$
Current provisions	8.1	6.3
Non-current provisions	14.7	10.8
	22.8	17.1